UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-07816

Registrant Name:	PCM Fund Inc.

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2017

Item 1. Schedule of Investments

Schedule of Investments

PCM Fund, Inc.

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 162.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.3%
Avantor Performance Materials Holdings LLC
TBD% due 06/30/2018	$1,800	$1,795
Beacon Roofing Supply, Inc.
TBD% due 08/24/2024	100	100
Cactus Wellhead LLC
7.317% (LIBOR03M + 6.000%) due 07/31/2020	484	475
Forbes Energy Services LLC
5.000% due 04/13/2021 +(d)	438	453
iHeartCommunications, Inc.
8.083% (LIBOR03M + 6.750%) due 01/30/2019	3,000	2,322
MH Sub LLC
4.820% (LIBOR03M + 3.500%) due 09/13/2024	20	20
Multi Color Corp.
TBD% due 09/20/2024	3	3
Sequa Mezzanine Holdings LLC
6.814% (LIBOR03M + 5.500%) due 11/28/2021	40	40
10.314% (LIBOR03M + 9.000%) due 04/28/2022	20	20

Total Loan Participations and Assignments (Cost $5,833)		5,228

CORPORATE BONDS & NOTES 15.5%
BANKING & FINANCE 4.5%
Cantor Fitzgerald LP
7.875% due 10/15/2019 (l)	740	812
CBL & Associates LP
5.950% due 12/15/2026	20	20
Exeter Finance Corp.
9.750% due 05/20/2019 +	800	781
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	32	32
Howard Hughes Corp.
5.375% due 03/15/2025	14	14
Hudson Pacific Properties LP
3.950% due 11/01/2027 (c)	7	7
iStar, Inc.
4.625% due 09/15/2020	3	3
5.250% due 09/15/2022	10	10
Jefferies Finance LLC
7.500% due 04/15/2021 (l)	187	195
Jefferies LoanCore LLC
6.875% due 06/01/2020 (l)	1,000	1,039
MGM Growth Properties Operating Partnership LP
4.500% due 01/15/2028	8	8
Navient Corp.
5.875% due 03/25/2021 (l)	465	491
OneMain Financial Holdings LLC
6.750% due 12/15/2019	9	9
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022	10	10
Provident Funding Associates LP
6.375% due 06/15/2025	6	6
SBA Communications Corp.
4.000% due 10/01/2022 (c)	12	12
Springleaf Finance Corp.
5.250% due 12/15/2019	14	15
6.125% due 05/15/2022 (l)	131	139
7.750% due 10/01/2021 (l)	150	170
8.250% due 12/15/2020 (l)	900	1,019
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (g)	1,836	448
Washington Prime Group LP
5.950% due 08/15/2024	110	112

		5,352

INDUSTRIALS 9.8%
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024 (c)	8	8
3.550% due 10/01/2027 (c)	10	10
Amazon.com, Inc.
4.050% due 08/22/2047	6	6
4.250% due 08/22/2057	15	16

Arrow Electronics, Inc.
3.250% due 09/08/2024	11	11
Avantor, Inc.
6.000% due 10/01/2024 (c)	26	27
9.000% due 10/01/2025 (c)	148	152
BMC Software Finance, Inc.
8.125% due 07/15/2021	72	74
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(l)	1,017	1,018
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(e)(i)	3,091	4,131
9.000% due 02/15/2020 ^(e)(i)	179	240
10.000% due 12/15/2018 ^(e)	160	165
Charter Communications Operating LLC
4.200% due 03/15/2028	27	27
5.375% due 05/01/2047	8	8
Cheniere Energy Partners LP
5.250% due 10/01/2025	30	31
Chesapeake Energy Corp.
4.554% (US0003M + 3.250%) due 04/15/2019 ~	10	10
Community Health Systems, Inc.
6.250% due 03/31/2023	32	32
Concho Resources, Inc.
3.750% due 10/01/2027	6	6
4.875% due 10/01/2047	6	6
CRC Escrow Issuer LLC
5.250% due 10/15/2025 (c)	12	12
CVS Pass-Through Trust
5.880% due 01/10/2028 (l)	1,255	1,401
DAE Funding LLC
4.000% due 08/01/2020	10	10
4.500% due 08/01/2022	10	10
5.000% due 08/01/2024	30	31
Delphi Jersey Holdings PLC
5.000% due 10/01/2025	13	13
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (l)	500	535
Discovery Communications LLC
3.950% due 03/20/2028	9	9
Eldorado Resorts, Inc.
6.000% due 04/01/2025	4	4
Exela Intermediate LLC
10.000% due 07/15/2023	23	23
Fresh Market, Inc.
9.750% due 05/01/2023 (l)	350	217
HCA, Inc.
5.500% due 06/15/2047	20	21
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (l)	1,800	1,775
Multi-Color Corp.
4.875% due 11/01/2025 (c)	6	6
NextEra Energy Operating Partners LP
4.500% due 09/15/2027	6	6
PetSmart, Inc.
5.875% due 06/01/2025	22	19
Pilgrim’s Pride Corp.
5.875% due 09/30/2027	10	10
Pitney Bowes, Inc.
3.625% due 09/15/2020	6	6
4.700% due 04/01/2023	12	12
Scientific Games International, Inc.
10.000% due 12/01/2022 (l)	158	176
Station Casinos LLC
5.000% due 10/01/2025	13	13
TTM Technologies, Inc.
5.625% due 10/01/2025	10	10
UAL Pass-Through Trust
6.636% due 01/02/2024 (l)	512	559
ViaSat, Inc.
5.625% due 09/15/2025	18	18
Viking Cruises Ltd.
5.875% due 09/15/2027	4	4
Westmoreland Coal Co.
8.750% due 01/01/2022 (l)	1,264	916
Wynn Las Vegas LLC
5.250% due 05/15/2027	2	2

Xerox Corp.
3.625% due 03/15/2023	18	18

		11,814

UTILITIES 1.2%
AT&T, Inc.
2.850% due 02/14/2023	40	40
3.400% due 08/14/2024	80	80
3.900% due 08/14/2027	70	70
4.900% due 08/14/2037	70	71
5.150% due 02/14/2050	106	107
5.300% due 08/14/2058	32	33
Sprint Corp.
7.125% due 06/15/2024 (l)	379	427
TerraForm Power Operating LLC
6.375% due 02/01/2023	600	627

		1,455

Total Corporate Bonds & Notes (Cost $16,792)		18,621

MUNICIPAL BONDS & NOTES 1.0%
ARKANSAS 0.3%
Little Rock Municipal Property Owners Multipurpose Improvement District No. 10, Arkansas Special Tax Bonds, Series 2007
7.200% due 03/01/2032	365	363

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	825	808

Total Municipal Bonds & Notes (Cost $1,140)		1,171

U.S. GOVERNMENT AGENCIES 3.9%
Fannie Mae
4.787% (US0001M + 3.550%) due 07/25/2029 ~	170	179
6.087% (US0001M + 4.850%) due 10/25/2029 ~	60	62
6.987% (US0001M + 5.750%) due 07/25/2029 ~	230	256
Freddie Mac
0.000% due 04/25/2045 - 08/25/2046 (b)(g)	1,126	836
0.000% due 04/25/2046 (b)(g)(l)	1,046	863
0.100% due 05/25/2020 - 08/25/2046 (a)	22,107	63
0.200% due 04/25/2045 (a)	1,136	3
0.709% due 01/25/2021 ~(a)	2,616	42
0.820% due 10/25/2020 ~(a)	8,508	148
3.615% due 06/25/2041 ~(a)(l)	10,500	1,215
6.387% (US0001M + 5.150%) due 10/25/2029 ~	500	530
8.787% (US0001M + 7.550%) due 12/25/2027 ~	449	500

Total U.S. Government Agencies (Cost $4,515)		4,697

NON-AGENCY MORTGAGE-BACKED SECURITIES 61.5%
Adjustable Rate Mortgage Trust
3.648% due 01/25/2036 ^~	203	194
Banc of America Alternative Loan Trust
6.155% due 04/25/2037 ^~	246	239
Banc of America Commercial Mortgage Trust
5.695% due 07/10/2046 ~	78	79
Banc of America Funding Trust
3.006% due 12/20/2034 ~	365	306
3.559% due 03/20/2036 ~	105	95
5.806% due 03/25/2037 ^~	126	122
7.000% due 10/25/2037 ^	712	470
Banc of America Mortgage Trust
3.382% due 11/25/2034 ~	222	226
3.664% due 06/20/2031 ~	423	432
4.076% due 06/25/2035 ~	130	128
Bancorp Commercial Mortgage Trust
4.984% due 08/15/2032 ~(l)	2,300	2,303
Barclays Commercial Mortgage Securities Trust
3.787% (LIBOR01M + 5.000%) due 08/15/2027 ~(l)	900	880
BCAP LLC Trust
1.431% due 07/26/2036 ~	87	69
Bear Stearns ALT-A Trust
1.407% (US0001M + 0.170%) due 04/25/2037 ~	948	870
3.250% due 09/25/2034 ~	104	103
3.267% due 05/25/2036 ~	50	41
3.292% due 08/25/2036 ^~	655	708
3.317% due 05/25/2036 ^~	329	299
3.475% due 11/25/2036 ^~	907	782
3.529% due 01/25/2047 ~	56	44
3.685% due 08/25/2036 ^~	351	276
3.871% due 07/25/2035 ^~	169	150

Bear Stearns Asset-Backed Securities Trust
5.500% due 12/25/2035	61	53
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~(l)	1,254	1,184
5.907% due 04/12/2038 ~	40	32
BRAD Resecuritization Trust
2.183% due 03/12/2021 +	2,163	119
6.550% due 03/12/2021 +	404	407
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^	482	410
Chase Mortgage Finance Trust
6.000% due 03/25/2037 ^	280	249
Citigroup Commercial Mortgage Trust
5.913% due 12/10/2049 ~(l)	1,670	1,505
Citigroup Mortgage Loan Trust
3.586% due 11/25/2036 ^~	165	148
3.846% due 11/25/2035 ~	1,881	1,290
Citigroup Mortgage Loan Trust, Inc.
3.315% due 10/25/2035 ~	690	543
3.599% due 08/25/2035 ^~	93	86
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.315% due 09/25/2035 ^~	226	188
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~	279	165
5.688% due 10/15/2048 (l)	1,555	822
CitiMortgage Alternative Loan Trust
5.500% due 04/25/2022 ^	39	39
Commercial Mortgage Asset Trust
6.000% due 11/17/2032	565	572
Commercial Mortgage Loan Trust
6.267% due 12/10/2049 ~	748	469
Commercial Mortgage Pass-Through Certificates
4.750% due 10/15/2045 ~(l)	1,500	1,126
Commercial Mortgage Trust
5.505% due 03/10/2039 ~(l)	318	289
5.844% due 06/10/2046 ~	143	97
6.324% due 07/10/2046 ~(l)	690	731
Countrywide Alternative Loan Trust
1.517% (US0001M + 0.280%) due 02/25/2037 ~	294	271
1.527% (US0001M + 0.290%) due 02/25/2036 ^~	969	813
1.787% (US0001M + 0.550%) due 10/25/2037 ~	5,454	1,808
1.889% (12MTA + 1.000%) due 12/25/2035 ~(l)	1,581	1,487
5.500% due 03/25/2035	632	502
6.000% due 11/25/2035 ^	190	89
6.000% due 04/25/2036 ^(l)	3,688	3,108
Countrywide Home Loan Mortgage Pass-Through Trust
1.877% (US0001M + 0.640%) due 03/25/2035 ~	200	179
3.107% (US0001M + 1.870%) due 03/25/2046 ^~(l)	1,162	750
3.342% due 09/20/2036 ^~	154	129
3.391% due 09/25/2047 ^~	676	638
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	15	13
6.000% due 05/25/2037 ^	349	289
Credit Suisse First Boston Mortgage Securities Corp.
7.000% due 02/25/2033	75	82
Credit Suisse Mortgage Capital Certificates
1.732% (LIBOR01M + 0.500%) due 11/30/2037 ~	2,900	2,271
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036	290	221
6.000% due 07/25/2036 (l)	1,536	1,352
6.500% due 05/25/2036 ^	188	122
6.500% due 11/25/2036 (l)	1,623	1,414
First Horizon Alternative Mortgage Securities Trust
3.192% due 08/25/2035 ^~	54	11
First Horizon Mortgage Pass-Through Trust
3.163% due 04/25/2035 ~	77	79
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 ~(l)	1,700	1,730
GS Mortgage Securities Trust
1.523% due 08/10/2043 ~(a)	13,858	440
2.421% due 05/10/2045 ~(a)	4,526	301
5.622% due 11/10/2039 (l)	751	708
6.197% due 08/10/2043 ~(l)	1,670	1,721
GSR Mortgage Loan Trust
3.418% due 03/25/2047 ~(l)	1,694	1,580
HarborView Mortgage Loan Trust
1.487% (US0001M + 0.250%) due 01/19/2036 ~	851	677
IndyMac Mortgage Loan Trust
2.037% (US0001M + 0.800%) due 11/25/2034 ~	130	119
3.341% due 05/25/2036 ~	205	161
3.893% due 06/25/2037 ~(l)	394	369
JPMorgan Alternative Loan Trust
6.500% due 03/25/2036 (l)	1,359	1,231
JPMorgan Chase Commercial Mortgage Securities Corp.
1.642% due 03/12/2039 ~(a)	410	2

JPMorgan Chase Commercial Mortgage Securities Trust
0.609% due 02/15/2046 ~(a)	59,516	1,024
2.972% due 05/15/2045 ~(l)	2,200	1,099
4.000% due 08/15/2046 ~(l)	1,000	668
5.673% due 01/12/2043 ~	237	241
6.450% due 05/12/2034 ~(l)	396	399
JPMorgan Commercial Mortgage-Backed Securities Trust
5.715% due 03/18/2051 ~(l)	42	42
JPMorgan Mortgage Trust
3.710% due 07/25/2035 ~	98	100
LB-UBS Commercial Mortgage Trust
5.350% due 09/15/2040 ~(l)	1,200	1,187
5.407% due 11/15/2038 (l)	380	291
5.562% due 02/15/2040 ~(l)	523	374
5.942% due 02/15/2040 ~	200	198
Lehman Mortgage Trust
5.000% due 08/25/2021 ^	260	256
5.841% due 04/25/2036 ~	222	203
6.000% due 05/25/2037 ^	462	458
MASTR Adjustable Rate Mortgages Trust
3.395% due 11/25/2035 ^~	541	461
MASTR Asset Securitization Trust
6.000% (US0001M + 6.000%) due 06/25/2036 ^~	522	508
Merrill Lynch Mortgage Investors Trust
1.657% (US0001M + 0.420%) due 07/25/2030 ~	203	193
1.897% (US0001M + 0.660%) due 11/25/2029 ~	136	132
3.131% due 11/25/2035 ~	208	211
Merrill Lynch Mortgage Trust
6.008% due 06/12/2050 ~(l)	1,800	1,802
Morgan Stanley Capital Trust
0.501% due 11/12/2049 ~(a)	6,598	34
5.399% due 12/15/2043 (l)	823	671
6.163% due 06/11/2049 ~	291	292
Morgan Stanley Mortgage Loan Trust
3.437% due 01/25/2035 ^~	284	116
6.000% due 08/25/2037 ^	278	239
Morgan Stanley Resecuritization Trust
3.344% due 03/26/2037 ~	5,469	5,298
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 +	250	211
Motel 6 Trust
8.160% due 08/15/2019 ~	1,600	1,618
Regal Trust
2.207% (D11COF + 1.500%) due 09/29/2031 ~	75	72
Residential Accredit Loans, Inc. Trust
4.363% due 01/25/2036 ^~	448	391
6.000% due 08/25/2035 ^	302	283
6.500% due 09/25/2037 ^	297	264
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^	247	178
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2036 ^	292	290
Royal Bank of Scotland Capital Funding Trust
6.068% due 02/17/2051 ~	2,744	2,740
Structured Adjustable Rate Mortgage Loan Trust
3.395% due 11/25/2036 ^~	29	29
3.430% due 04/25/2036 ^~(l)	432	377
3.440% due 01/25/2036 ^~	380	306
3.627% due 09/25/2036 ^~	222	204
Structured Asset Mortgage Investments Trust
1.447% (US0001M + 0.210%) due 08/25/2036 ^~(l)	989	901
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^	166	134
Wachovia Bank Commercial Mortgage Trust
1.039% due 10/15/2041 ~(a)	1,160	0
5.691% due 10/15/2048 ~	200	201
5.720% due 10/15/2048 ~(l)	2,400	2,334
WaMu Mortgage Pass-Through Certificates Trust
1.727% (US0001M + 0.490%) due 06/25/2044 ~	590	550
2.207% (COF 11 + 1.500%) due 11/25/2046 ~	500	478
3.071% due 12/25/2036 ^~(l)	446	425
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2036 ^(l)	1,608	1,235
Wells Fargo Alternative Loan Trust
5.500% due 07/25/2022	30	30
Wells Fargo-RBS Commercial Mortgage Trust
0.982% due 02/15/2044 ~(a)(l)	16,155	346

Total Non-Agency Mortgage-Backed Securities (Cost $66,658)		74,101

ASSET-BACKED SECURITIES 67.1%
Airspeed Ltd.
1.504% (LIBOR01M + 0.270%) due 06/15/2032 ~	625	555
Asset-Backed Securities Corp. Home Equity Loan Trust
2.332% (US0001M + 1.095%) due 02/25/2035 ~(l)	3,374	3,429

2.962% (US0001M + 1.725%) due 12/25/2034 ~(l)	1,844	1,841
4.487% (US0001M + 3.250%) due 06/21/2029 ~	148	145
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028 ~	405	445
Bayview Financial Acquisition Trust
1.514% (US0001M + 0.280%) due 12/28/2036 ~	126	126
Bear Stearns Asset-Backed Securities Trust
1.617% (US0001M + 0.380%) due 04/25/2036 ~(l)	2,706	2,721
1.617% (US0001M + 0.380%) due 06/25/2036 ~	16	16
3.296% due 07/25/2036 ~	316	303
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030 ~	1,185	534
Centex Home Equity Loan Trust
1.987% (US0001M + 0.750%) due 01/25/2035 ~(l)	1,643	1,558
Citigroup Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 12/25/2036 ~(l)	1,748	1,168
1.457% (US0001M + 0.220%) due 12/25/2036 ~	924	511
1.687% (US0001M + 0.450%) due 11/25/2045 ~(l)	5,230	5,168
1.937% (US0001M + 0.700%) due 11/25/2046 ~	1,900	1,126
Citigroup Mortgage Loan Trust, Inc.
1.497% (US0001M + 0.260%) due 03/25/2037 ~(l)	4,256	3,593
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	372	254
9.163% due 03/01/2033 ~	905	869
Countrywide Asset-Backed Certificates
1.367% (US0001M + 0.130%) due 12/25/2036 ^~	1,301	1,298
1.377% (US0001M + 0.140%) due 06/25/2035 ~(l)	2,767	2,381
1.377% (US0001M + 0.140%) due 06/25/2047 ^~(l)	3,106	2,496
1.387% (US0001M + 0.150%) due 04/25/2047 ~(l)	1,229	1,199
1.437% (US0001M + 0.200%) due 06/25/2037 ^~(l)	881	740
1.477% (US0001M + 0.240%) due 05/25/2036 ~(l)	8,686	4,914
2.887% (US0001M + 1.650%) due 06/25/2035 ~(l)	4,000	3,527
Countrywide Asset-Backed Certificates Trust
1.507% (US0001M + 0.270%) due 09/25/2046 ~	5,000	3,233
Crecera Americas LLC
4.567% due 08/31/2020 ~	1,900	1,899
EMC Mortgage Loan Trust
2.284% (US0001M + 0.700%) due 05/25/2040 ~	675	602
2.534% (LIBOR01M + 0.650%) due 02/25/2041 ~	344	338
Fremont Home Loan Trust
1.417% (US0001M + 0.180%) due 04/25/2036 ~	1,192	1,072
GE Capital Mortgage Services, Inc. Trust
6.705% due 04/25/2029 ~	115	99
GSAMP Trust
2.987% (US0001M + 1.750%) due 12/25/2034 ~	2,116	1,271
3.037% (US0001M + 1.800%) due 06/25/2035 ~(l)	2,200	2,183
Home Equity Mortgage Loan Asset-Backed Trust
1.477% (US0001M + 0.240%) due 04/25/2037 ~(l)	5,187	3,556
HSI Asset Securitization Corp. Trust
1.347% (US0001M + 0.110%) due 04/25/2037 ~(l)	4,126	2,466
Lehman XS Trust
5.420% due 11/25/2035 ^	183	183
MASTR Asset-Backed Securities Trust
1.347% (US0001M + 0.110%) due 08/25/2036 ~(l)	3,528	1,964
Morgan Stanley ABS Capital, Inc. Trust
2.017% (US0001M + 0.780%) due 12/25/2034 ~	180	168
Morgan Stanley Home Equity Loan Trust
2.302% (US0001M + 1.065%) due 05/25/2035 ~	1,978	1,260
National Collegiate Commutation Trust
0.000% (7-DayAuc) due 03/25/2038 ~	3,500	1,619
People’s Financial Realty Mortgage Securities Trust
1.367% (US0001M + 0.130%) due 09/25/2036 ~	1,570	511
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^(l)	4,155	2,414
Residential Asset Mortgage Products Trust
1.977% (US0001M + 0.740%) due 09/25/2032 ~	40	39
2.332% (US0001M + 1.095%) due 12/25/2033 ~	671	647
Residential Asset Securities Corp. Trust
1.927% (US0001M + 0.690%) due 08/25/2035 ~(l)	4,350	3,782
Securitized Asset-Backed Receivables LLC Trust
1.687% (US0001M + 0.450%) due 10/25/2035 ~(l)	5,500	5,286
1.882% (LIBOR01M + 0.645%) due 01/25/2035 ~(l)	1,430	1,287
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 +(g)	10	283
0.000% due 01/25/2039 +(g)	1,000	662
0.000% due 05/25/2040 +(g)	1,000	516
0.000% due 09/25/2040 +(g)	339	191
Southern Pacific Secured Asset Corp.
1.577% (US0001M + 0.340%) due 07/25/2029 ~	16	16
Structured Asset Investment Loan Trust
2.962% (US0001M + 1.725%) due 10/25/2034 ~(l)	1,986	1,886
5.737% (US0001M + 4.500%) due 10/25/2033 ~	68	64
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	430	423

UPS Capital Business Credit
6.984% (US0001M + 5.750%) due 04/15/2026 +~	1,856	39

Total Asset-Backed Securities (Cost $75,175)		80,876

	SHARES
COMMON STOCKS 0.5%
ENERGY 0.5%
Forbes Energy Services Ltd. (f)(j)	35,625	606
Warren Resources, Inc. +	7,681	10

Total Common Stocks (Cost $2,757)		616

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 +	118,000	45

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024	8,621	2

Total Warrants (Cost $23)		47

PREFERRED SECURITIES 1.8%
BANKING & FINANCE 0.1%
Vici Properties LLC
0.000% due 10/04/2035 +(j)	4,956	103

INDUSTRIALS 1.7%
Sequa Corp.
9.000% +	2,185	2,076

Total Preferred Securities (Cost $2,266)		2,179

SHORT-TERM INSTRUMENTS 6.9%
REPURCHASE AGREEMENTS (k) 0.5%		604

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 5.2%
Federal Home Loan Bank
1.014% due 10/03/2017 - 10/12/2017 (g)(h)	$4,700	4,700
1.041% due 10/27/2017 (g)(h)	1,500	1,499

		6,199

U.S. TREASURY BILLS 1.2%
0.990% due 11/09/2017 (g)(h)(o)	1,478	1,476

Total Short-Term Instruments (Cost $8,278)		8,279

Total Investments in Securities (Cost $183,437)		195,815

Total Investments 162.5% (Cost $183,437)		$195,815
Financial Derivative Instruments (m)(n) (1.4)% (Cost or Premiums, net $(1,510))		(1,708)
Other Assets and Liabilities, net (61.1)%		(73,624)

Net Assets Applicable to Common Shareholders 100.0%		$120,483

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Zero coupon security.

(h)	Coupon represents a yield to maturity.

(i)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(j)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Forbes Energy Services Ltd.	07/29/2014	$1,769	$606	0.50%
Vici Properties PLC 0000% due 10/04/2035	09/27/2017	4,956	103	0.09

		$6,725	$709	0.59%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$604	U.S. Treasury Notes 2.625% due 08/15/2020	$(620)	$604	$604

Total Repurchase Agreements						$(620)	$604	$604

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	8.147%	07/03/2017	10/03/2017	$(4,557)	$(4,589)
	2.817	07/26/2017	10/26/2017	(554)	(557)
	2.817	08/23/2017	11/27/2017	(857)	(860)
	8.454	09/05/2017	12/05/2017	(3,021)	(3,027)
BPS	2.804	07/10/2017	10/10/2017	(1,341)	(1,350)
DEU	2.280	08/24/2017	11/24/2017	(1,212)	(1,215)
	2.210	08/09/2017	11/09/2017	(236)	(237)
	2.280	08/30/2017	11/30/2017	(1,102)	(1,104)
GLM	2.621	09/15/2017	12/15/2017	(1,202)	(1,204)
GSC	2.484	09/15/2017	10/17/2017	(772)	(773)
JPS	2.666	09/01/2017	12/01/2017	(315)	(316)
MSC	2.304	07/19/2017	10/19/2017	(659)	(662)
	2.929	05/08/2017	11/08/2017	(1,381)	(1,387)
RBC	13.750	08/02/2017	02/02/2018	(3,342)	(3,357)
	8.250	08/07/2017	02/07/2018	(1,517)	(1,524)
	11.000	09/13/2017	03/12/2018	(1,987)	(1,990)
	2.720	05/26/2017	11/27/2017	(298)	(301)
	2.750	09/11/2017	03/12/2018	(3,437)	(3,443)
	2.750	09/13/2017	03/12/2018	(1,170)	(1,172)
	2.780	09/20/2017	03/20/2018	(1,163)	(1,164)
RDR	1.720	08/23/2017	11/27/2017	(749)	(750)
RTA	2.553	07/25/2017	01/16/2018	(2,429)	(2,441)
	2.559	10/07/2016	10/06/2017	(2,678)	(2,747)
	2.568	11/09/2016	11/08/2017	(2,739)	(2,803)
	2.704	09/13/2017	03/12/2018	(1,592)	(1,594)
	2.719	05/26/2017	11/27/2017	(236)	(238)
	2.813	02/03/2017	01/31/2018	(1,715)	(1,747)
	2.879	05/08/2017	05/07/2018	(3,436)	(3,476)
	2.888	05/11/2017	05/07/2018	(4,415)	(4,466)
	2.889	04/13/2017	04/05/2018	(3,009)	(3,051)
	2.918	03/14/2017	03/08/2018	(2,261)	(2,298)
SAL	2.199	07/05/2017	10/05/2017	(1,366)	(1,373)
SOG	1.880	09/01/2017	11/30/2017	(880)	(881)
	1.850	07/25/2017	10/24/2017	(1,746)	(1,752)
	1.880	08/30/2017	11/30/2017	(926)	(928)
	1.880	09/01/2017	11/30/2017	(823)	(824)
	1.880	09/15/2017	12/14/2017	(482)	(482)
	2.965	05/15/2017	11/15/2017	(494)	(496)
	3.000	07/10/2017	01/10/2018	(1,011)	(1,018)
UBS	2.260	07/21/2017	10/23/2017	(1,304)	(1,310)
	2.813	08/03/2017	11/03/2017	(1,614)	(1,622)
	5.474	08/09/2017	11/09/2017	(2,999)	(3,011)
	5.478	08/23/2017	11/27/2017	(5,654)	(5,671)

Total Reverse Repurchase Agreements					$(75,211)

(l) Securities with an aggregate market value of $105,146 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(70,620) at a weighted average interest rate of 2.604%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(m)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	10.379%	$590	$(33)	$(37)	$(70)	$0	$(1)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	1.540	300	9	33	42	0	0

						$(24)	$(4)	$(28)	$0	$(1)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	Semi-Annual	12/21/2021	$1,500	$22	$(45)	$(23)	$0	$(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	60,000	1,131	(2,122)	(991)	0	(109)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	3,200	77	(206)	(129)	0	(6)
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2037	19,800	(673)	32	(641)	1	0
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	01/05/2048	1,500	(52)	(2)	(54)	0	(3)

						$505	$(2,343)	$(1,838)	$1	$(120)

Total Swap Agreements						$481	$(2,347)	$(1,866)	$1	$(121)

Cash of $1,286 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	Monthly	05/11/2063	$300	$(16)	$(29)	$0	$(45)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	600	(69)	(36)	0	(105)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	300	(38)	0	0	(38)
FBF	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	100	(16)	(1)	0	(17)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	5,943	(1,183)	591	0	(592)
	ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	1,467	(284)	33	0	(251)
	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	500	(25)	(4)	0	(29)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	300	(41)	(32)	0	(73)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	700	(39)	(67)	0	(106)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	100	(5)	(6)	0	(11)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	700	(87)	(2)	0	(89)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	1,200	(126)	(17)	0	(143)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	300	(13)	(20)	0	(33)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	100	(12)	(6)	0	(18)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	300	(37)	(1)	0	(38)

						$(1,991)	$403	$0	$(1,588)

Total Swap Agreements						$(1,991)	$403	$0	$(1,588)

(o)	Securities with an aggregate market value of $1,477 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,775	$453	$5,228
Corporate Bonds & Notes
Banking & Finance	0	4,571	781	5,352
Industrials	12	11,802	0	11,814
Utilities	0	1,455	0	1,455
Municipal Bonds & Notes
Arkansas	0	363	0	363
West Virginia	0	808	0	808
U.S. Government Agencies	0	4,697	0	4,697
Non-Agency Mortgage-Backed Securities	0	73,364	737	74,101
Asset-Backed Securities	0	79,185	1,691	80,876
Common Stocks
Energy	606	0	10	616
Warrants
Industrials	0	0	45	45
Utilities	2	0	0	2
Preferred Securities
Banking & Finance	0	0	103	103
Industrials	0	0	2,076	2,076
Short-Term Instruments
Repurchase Agreements	0	604	0	604
Short-Term Notes	0	6,199	0	6,199
U.S. Treasury Bills	0	1,476	0	1,476

Total Investments	$620	$189,299	$5,896	$195,815

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1	$0	$1

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(121)	0	(121)
Over the counter	0	(1,588)	0	(1,588)

	$0	$(1,709)	$0	$(1,709)

Total Financial Derivative Instruments	$0	$(1,708)	$0	$(1,708)

Totals	$620	$187,591	$5,896	$194,107

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 06/30/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$438	$7	$0	$3	$0	$5	$0	$0	$453	$5
Corporate Bonds & Notes
Banking & Finance	780	0	0	1	0	0	0	0	781	0
Industrials	1,292	0	(1,313)	0	14	7	0	0	0	0
Non-Agency Mortgage-Backed Securities	767	0	(17)	1	1	(15)	0	0	737	(14)
Asset-Backed Securities	3,133	192	0	25	0	(40)	0	(1,619)	1,691	(33)
Common Stocks
Energy	10	0	0	0	0	0	0	0	10	0
Warrants
Industrials	56	0	0	0	0	(11)	0	0	45	(11)
Preferred Securities
Banking & Finance	0	81	0	0	0	22	0	0	103	22
Industrials	2,131	0	0	0	0	(55)	0	0	2,076	(56)

Totals	$8,607	$280	$(1,330)	$30	$15	$(87)	$0	$(1,619)	$5,896	$(87)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$453	Other Valuation Techniques (2)	—	—
Corporate Bonds & Notes
Banking & Finance	781	Reference Instrument	Spread movement	275.000	bps
Non-Agency Mortgage-Backed Securities	737	Proxy Pricing	Base Price	5.510 - 100.824
Asset-Backed Securities	1,652	Proxy Pricing	Base Price	52.800 - 2,609.000
	39	Third Party Vendor	Broker Quote	2.125
Common Stocks
Energy	10	Other Valuation Techniques (2)	—	—
Warrants
Industrials	45	Other Valuation Techniques (2)	—	—
Preferred Securities
Banking & Finance	103	Proxy Pricing	Base Price	$20.833
Industrials	2,076	Indicative Market Quotation	Broker Quote	$950.000

Total	$5,896

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$ 181,927	$ 20,866	$ (10,432)	$ 10,434

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RDR	RBC Capital Markets
DEU	Deutsche Bank Securities, Inc.	GST	Goldman Sachs International	RTA	Bank of New York Mellon Corp.
DUB	Deutsche Bank AG	JPS	JPMorgan Securities, Inc.	SAL	Citigroup Global Markets, Inc.
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	SOG	Societe Generale
FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	COF 11	Cost of Funds - 11th District of San Francisco	US0001M	1 Month USD Swap Rate
7-DayAuc	7 Day Auction Rate	D11COF	Cost of Funds - 11th District of San Francisco	US0003M	3 Month USD Swap Rate
ABX.HE	Asset-Backed Securities Index - Home Equity	LIBOR01M	1 Month USD-LIBOR	US0012M	12 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PCM Fund Inc.

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date:	November 27, 2017

By:	/s/ William G. Galipeau

William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date:	November 27, 2017

By:	/s/ William G. Galipeau

William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date:	November 27, 2017